Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (7,634)	$ (10,173)	$ (12,615)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	15	14	14
Reduction in the carrying amount of operating lease right of use asset	94	54	55
Share-based payment	261	263	466
Changes in fair value of short-term investment	(11)	229	(162)
Financial expenses (income), net	(222)	113	(46)
Change in prepaid expenses, and other current assets	184	(241)	128
Decrease in operating lease liability	(84)	(62)	(63)
Increase (decrease) in trade payable	(469)	(58)	393
Increase (decrease) in deferred revenues	(743)	(810)	1,398
Increase (decrease) in other accounts payable	169	(130)	574
Net cash used in operating activities	(8,440)	(10,801)	(9,858)
Cash flows from investing activities:
Purchase of property, plant and equipment	(2)	(9)	(11)
Investment in (maturity) of short-term deposits, net	500	9,511	(14,500)
Net cash used in investing activities	498	9,502	(14,511)
Cash flows from financing activities:
Issuance of ordinary shares and warrants, net of issuance expenses	9,144		20,457
Net cash provided by financing activities	9,144		20,457
Exchange differences on balances of cash and cash equivalents	98	(113)	34
Increase (decrease) in cash and cash equivalents	1,300	(1,412)	(3,878)
Cash and cash equivalents at the beginning of the year	2,978	4,390	8,268
Cash and cash equivalents at the end of the year	4,278	2,978	4,390
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets	62		120
Deemed Dividend			2,590
Supplemental disclosure of cash flow information:
Cash paid during the year for interest			$ 18